Capital and reserves - reconciliation of movement in total equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Summary of Capital and Reserves - Reconciliation of Movement in Total Equity
    <table border="0" cellspacing="0" cellpadding="0" align="center" style="border-collapse:collapse; width:100%;"> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td colspan="14" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:38.8%;"> Attributable to owners of the parent </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:44.26%; border-bottom:solid 0.75pt transparent;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:5.96%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:5.96%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Revised </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Share capital £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Share premium, capital redemption and merger reserves £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Other reserves £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Retained earnings £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Total attributable to owners of the parent £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Non- controlling interests £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Total equity £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> 1 January 2017 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 507 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,931 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 413 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,331 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 8,182 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 224 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 8,406 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Comprehensive income and expense </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Profit for the year </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 37,485 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 37,485 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> 171 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 37,656 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Differences on exchange </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – subsidiaries </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (3,082 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (3,082 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (3,084 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – associates </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (923 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (923 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (923 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Cash flow hedges </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value losses </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (263 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (263 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (264 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in profit for the year </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 109 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 109 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 109 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in net assets </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (16 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (16 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (16 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Available-for-sale investments </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value losses in respect of subsidiaries </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (27 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (27 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (27 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value gains in respect of associates net of tax </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Net investment hedges </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value gains </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 425 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 425 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 425 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – differences on exchange on borrowings </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (67 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (67 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (68 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f)) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 34 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 34 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 34 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Retirement benefit schemes </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net actuarial gains in respect of subsidiaries (note 12) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 832 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 832 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 833 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – surplus recognition and minimum funding obligations in respect of subsidiaries (note 12) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (6 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – actuarial gains in respect of associates net of tax (note 5) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 25 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 25 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 25 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f)) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (171 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (171 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (171 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Other changes in equity </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Employee share options </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – value of employee services </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 105 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 105 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 105 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – proceeds from shares issued </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> 5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Dividends and other appropriations </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – ordinary shares (note 8) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (4,465 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (4,465 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (4,465 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – to non-controlling interests </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (169 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (169 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Purchase of own shares </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – held in employee share ownership trusts </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (205 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (205 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (205 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Shares issued – RAI acquisition (note 24(a)) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 107 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 22,666 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 22,773 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 22,773 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Other movements </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> 31 December 2017 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 614 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 26,602 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (3,392 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 36,935 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 60,759 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 222 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 60,981 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> </table>    <table border="0" cellspacing="0" cellpadding="0" align="center" style="border-collapse:collapse; width:100%;"> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td colspan="14" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:38.8%;"> Attributable to owners of the parent </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:44.26%; border-bottom:solid 0.75pt transparent;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:5.96%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:5.96%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Share capital £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Share premium, capital redemption and merger reserves £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Other reserves £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Retained earnings £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Total attributable to owners of the parent £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Non- controlling interests £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Total equity £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> 1 January 2016 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 507 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,927 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1,294 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,754 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,894 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 138 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5,032 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Comprehensive income and expense </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Profit for the year </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,648 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,648 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 191 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,839 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Differences on exchange </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – subsidiaries </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,218 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,218 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 52 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,270 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – associates </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,425 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,425 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,425 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Cash flow hedges </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value gains </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 28 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 28 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 29 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in profit for the year </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 38 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 38 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 38 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in net assets </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (12 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (12 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (12 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Available-for-sale investments </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value losses in respect of associates net of tax </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Net investment hedges </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value losses </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (837 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (837 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (837 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – differences on exchange on borrowings </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (124 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (124 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (124 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f)) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (19 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (19 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (19 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Retirement benefit schemes </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net actuarial losses in respect of subsidiaries (note 12) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (231 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (231 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (228 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – surplus recognition and minimum funding obligations in respect of subsidiaries (note 12) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – actuarial gains in respect of associates net of tax (note 5) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 20 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 20 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 20 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f)) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 36 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 36 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 36 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Other changes in equity </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Employee share options </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – value of employee services </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 71 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 71 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 71 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – proceeds from shares issued </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Dividends and other appropriations </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – ordinary shares (note 8) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2,910 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2,910 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2,910 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – to non-controlling interests </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (156 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (156 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Purchase of own shares </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – held in employee share ownership trusts </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (64 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (64 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (64 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Non-controlling interests - acquisitions (note 24(c)) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Other movements </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> 31 December 2016 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 507 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,931 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 413 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,331 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 8,182 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 224 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 8,406 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> </table>    <table border="0" cellspacing="0" cellpadding="0" align="center" style="border-collapse:collapse; width:100%;"> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td colspan="14" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:38.8%;"> Attributable to owners of the parent </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:44.26%; border-bottom:solid 0.75pt transparent;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:5.96%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:5.96%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;width:1%; border-bottom:solid 0.75pt transparent;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Share capital £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Share premium, capital redemption and merger reserves £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Other reserves £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Retained earnings £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Total attributable to owners of the parent £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Non- controlling interests £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:6.96%;"> Total equity £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> 1 January 2015 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 507 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,923 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (498 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,578 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5,510 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 304 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5,814 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Comprehensive income and expense </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Profit for the year </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,290 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,290 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 232 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,522 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Differences on exchange </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – subsidiaries </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (953 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (953 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (53 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1,006 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – associates </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 336 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 336 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 336 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Cash flow hedges </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value losses </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (98 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (98 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (99 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in profit for the year </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 14 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 14 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 15 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in net assets </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (45 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (45 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (45 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Available-for-sale investments </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value gains in respect of subsidiaries </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 14 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 14 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 14 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – reclassified and reported in profit for the year </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value gains in respect of associates net of tax </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Net investment hedges </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net fair value losses </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (118 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (118 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (118 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – differences on exchange on borrowings </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 42 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 42 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 42 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f)) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 21 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 21 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 21 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Retirement benefit schemes </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – net actuarial gains in respect of subsidiaries (note 12) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 283 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 283 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 283 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – actuarial gains in respect of associates net of tax (note 5) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f)) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (23 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (23 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (23 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Other changes in equity </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Employee share options </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – value of employee services </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 50 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 50 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 50 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – proceeds from shares issued </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Dividends and other appropriations </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – ordinary shares (note 8) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2,770 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2,770 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (2,770 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – to non-controlling interests </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (238 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (238 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Purchase of own shares </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> – held in employee share ownership trusts </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (46 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (46 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (46 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Non-controlling interests - acquisitions (note 24(c)) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1,642 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1,642 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (107 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1,749 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> Other movements </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 31 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 31 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 31 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%;"> 31 December 2015 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 507 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 3,927 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> (1,294 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 1,754 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 4,894 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 138 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%;white-space:nowrap;"> 5,032 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:44.26%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:5.96%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> </table>

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves

Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2017	87	101	26,414	26,602

31 December 2016	82	101	3,748	3,931

31 December 2015	78	101	3,748	3,927

1 January 2015	74	101	3,748	3,923

Summary of Movements of Called Up Share Capital

Called up share capital	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2017	2,027,019,508	506.75

Changes during the year

– share option schemes	213,144	0.05

– Issue of shares RAI acquisition	429,045,762	107.26

31 December 2017	2,456,278,414	614.06

Allotted and fully paid

1 January 2016	2,026,866,724	506.71

Changes during the year

– share option schemes	152,784	0.04

31 December 2016	2,027,019,508	506.75

Allotted and fully paid

1 January 2015	2,026,693,029	506.67

Changes during the year

– share option schemes	173,695	0.04

31 December 2015	2,026,866,724	506.71

Summary of Movements in Other Reserves and Retained Earnings

Movements in other reserves and retained earnings (which are after deducting treasury shares) shown above comprise:

							Retained earnings

Revised	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2017	(382)	4	39	179	573	413	(5,053)	8,384

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	37,485

Differences on exchange

– subsidiaries	(3,082)	–	–	–	–	(3,082)	–	–

– associates	(923)	–	–	–	–	(923)	–	–

Cash flow hedges

– net fair value losses	–	(263)	–	–	–	(263)	–	–

– reclassified and reported in profit for the year	–	109	–	–	–	109	–	–

– reclassified and reported in net assets	–	(16)	–	–	–	(16)	–	–

Available-for-sale investments

– net fair value losses in respect of subsidiaries	–	–	(27)	–	–	(27)	–	–

– net fair value gains in respect of associates net of tax	–	–	5	–	–	5	–	–

Net investment hedges

– net fair value gains	425	–	–	–	–	425	–	–

– differences on exchange on borrowings	(67)	–	–	–	–	(67)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	34	–	–	–	34	–	–

Retirement benefit schemes

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	832

– surplus recognition and minimum funding obligations respect of subsidiaries (note 5)	–	–	–	–	–	–	–	(5)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	105

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(4,465)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(205)	–

Other movements	–	–	–	–	–	–	63	(60)

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2016	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,648

Differences on exchange

– subsidiaries	1,218	–	–	–	–	1,218	–	–

– associates	1,425	–	–	–	–	1,425	–	–

Cash flow hedges

– net fair value gains	–	28	–	–	–	28	–	–

– reclassified and reported in profit for the year	–	38	–	–	–	38	–	–

– reclassified and reported in net assets	–	(12)	–	–	–	(12)	–	–

Available-for-sale investments

– net fair value losses in respect of associates net of tax	–	–	(10)	–	–	(10)	–	–

Net investment hedges

– net fair value losses	(837)	–	–	–	–	(837)	–	–

– differences on exchange on borrowings	(124)	–	–	–	–	(124)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	(2)	(17)	–	–	–	(19)	–	–

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	(231)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	71

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(2,910)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(64)	–

Non-controlling interests - acquisitions (note 24(c))	–	–	–	–	–	–	–	4

Other movements	–	–	–	–	–	–	60	(57)

31 December 2016	(382)	4	39	179	573	413	(5,053)	8,384

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2015	(1,369)	75	44	179	573	(498)	(5,073)	6,651

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,290

Differences on exchange

– subsidiaries	(953)	–	–	–	–	(953)	–	–

– associates	336	–	–	–	–	336	–	–

Cash flow hedges

– net fair value losses	–	(98)	–	–	–	(98)	–	–

– reclassified and reported in profit for the year	–	14	–	–	–	14	–	–

– reclassified and reported in net assets	–	(45)	–	–	–	(45)	–	–

Available-for-sale investments

– net fair value gains in respect of subsidiaries	–	–	14	–	–	14	–	–

– reclassified and reported in profit for the year	–	–	(10)	–	–	(10)	–	–

– net fair values gains in respect of associates net of tax	–	–	1	–	–	1	–	–

Net investment hedges

– net fair value losses	(118)	–	–	–	–	(118)	–	–

– differences on exchange on borrowings	42	–	–	–	–	42	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	–	21	–	–	–	21	–	–

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	283

– actuarial losses in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	3

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	–	–	–	–	–	–	–	(23)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	50

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(2,770)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(46)	–

Non-controlling interests - acquisitions (note 24(c))	–	–	–	–	–	–	–	(1,642)

Other movements	–	–	–	–	–	–	70	(39)

31 December 2015	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

Summary of Tax Attributable to Components of Other Comprehensive Income	 The tax attributable to components of other comprehensive income is as follows:    <table border="0" cellspacing="0" cellpadding="0" align="center" style="border-collapse:collapse; width:100%;"> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td colspan="2" valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 2017 £m </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 2016 £m </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;">   2015 £m </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="middle" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Translation reserve </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Net investment hedges </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – net fair value gains/(losses) </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (2 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (2 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Hedging reserve </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Cash flow hedges </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – net fair value losses/(gains) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 34 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (11 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 38 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – reclassified and reported in profit for the year </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (6 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (17 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 34 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (17 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 21 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Retained earnings </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – actuarial (gains)/losses in respect of subsidiaries </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (171 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 36 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (23 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (171 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 36 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (23 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Owners of the parent </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (137 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 17 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (2 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Non-controlling interests </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> – </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> – </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Total tax recognised in other comprehensive income for the year (note 6(f)) </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (137 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 17 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (2 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> </table>